Investments in subsidiary undertakings, joint ventures and associates - Aggregate carrying amounts of the investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investment funds
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 30,771	$ 35,446
Investment funds | Equity securities and holdings in collective investment schemes
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	30,771	35,446
Other structured entities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	370	251
Other structured entities | Debt securities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 370	$ 251